Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accrued Expenses
(8) ACCRUED EXPENSES
Accrued expenses consisted of the following (in thousands):

	As of June 30, 2024 (Unaudited)	As of December 31, 2023
Accrued contract manufacturing costs	$864	$1,627
Accrued compensation	1,707	1,663
Accrued legal	1,171	—
Accrued other	765	370

Total accrued expenses	$4,507	$3,660

(7) ACCRUED EXPENSES
Accrued expenses consisted of the following (in thousands):

	Year Ended December 31,
	2023	2022
Accrued contract manufacturing costs	$1,627	$434
Accrued compensation	1,663	1,456
Accrued other	370	981

Total accrued expenses	$3,660	$2,871

RENEO PHARMACEUTICALS INC [Member]
Accrued Expenses
6. Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	As of June 30, 2024	As of December 31, 2023
Accrued clinical and regulatory	$—	$3,661
Accrued contract manufacturing cost	—	1,100
Accrued compensation	386	3,948
Accrued other	567	420

Total accrued expenses	$953	$9,129

7. Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	As of December 31,
	2023	2022
Accrued clinical and regulatory	$3,661	$1,872
Accrued contract manufacturing cost	1,100	1,583
Accrued compensation*	3,948	807
Accrued other	420	565

Total accrued expenses	$9,129	$4,827

*	Accrued compensation includes severance costs. For further information see Note 13.